VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—94.1%
Communication Services—9.9%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 405	$ 107
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	299
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,105	1,009
CMG Media Corp. 144A 8.875%, 6/18/29(1)	630	473
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	620	425
144A 11.750%, 1/31/29(1)	400	395
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	280	275
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	600	580
Hughes Satellite Systems Corp. 6.625%, 8/1/26	505	400
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	370
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	470	367
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	103
Telesat Canada 144A 6.500%, 10/15/27(1)	175	70
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	540	538
		5,428

Consumer Discretionary—8.3%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	420	409
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	308
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	59	60
Carnival Corp. 144A 7.625%, 3/1/26(1)	615	616
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	293
Clarios Global LP 144A 8.500%, 5/15/27(1)	300	300
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	95	97
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	410	411
Newell Brands, Inc. 6.625%, 9/15/29(2)	485	493
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	314
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	425	411
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	375	373
Wayfair LLC 144A 7.250%, 10/31/29(1)	5	5
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$ 485	$ 463
		4,553

Consumer Staples—4.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	285	279
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	334
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	292	292
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)(3)	270	8
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	280
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	335	319
144A 10.750%, 6/30/32(1)	400	368
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	200	199
144A 6.375%, 3/1/33(1)	230	225
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	308
		2,612

Energy—18.9%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	284
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	337
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	360	367
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	570	571
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	280	292
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	270	274
CrownRock LP 144A 5.000%, 5/1/29(1)	230	233
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	395	379
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	392
Enbridge, Inc. 8.500%, 1/15/84	545	605
Energy Transfer LP
Series G 7.125%(4)	160	161
Series H 6.500%(4)	495	495
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	110	110
Expand Energy Corp. 144A 5.875%, 2/1/29(1)	165	164
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	320	273
Genesis Energy LP 8.875%, 4/15/30	390	397
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	$ 140	$ 141
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	324
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	267
144A 6.000%, 2/1/31(1)	245	227
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(5)	500	492
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	155	149
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	465	460
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	115	2
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	530	529
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	390	403
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	369
Transocean, Inc.
144A 8.250%, 5/15/29(1)	70	68
144A 8.750%, 2/15/30(1)	208	215
144A 8.500%, 5/15/31(1)	110	108
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	27
144A 4.125%, 8/15/31(1)	500	448
Venture Global LNG, Inc.
144A 9.000%(1)(4)	145	152
144A 9.875%, 2/1/32(1)	500	549
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	55	58
		10,322

Financials—19.0%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	171
144A 6.000%, 8/1/29(1)	450	432
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	544
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	540	559
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	415	405
Block, Inc. 144A 6.500%, 5/15/32(1)	205	207
Blue Owl Credit Income Corp. 6.650%, 3/15/31	536	546
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	363
Chobani Holdco II LLC 144A 8.750%, 10/1/29(1)	5	5
Citigroup, Inc. Series X 3.875% (4)	555	539
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	233	258
144A 6.750%, 3/15/54(1)	235	238
144A 7.950%, 10/15/54(1)	125	131
Grifols S.A. 144A 4.750%, 10/15/28(1)(2)	340	312
	Par Value	Value

Financials—continued
HUB International Ltd. 144A 7.375%, 1/31/32(1)	$ 65	$ 66
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	190	199
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	468
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	528
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	425	410
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	587
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	631
NatWest Group plc 6.475%, 6/1/34	555	570
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	100	100
OneMain Finance Corp. 7.125%, 11/15/31	530	540
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	40	40
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)	390	376
UBS Group AG
144A 9.250%(1)(4)	395	453
144A 9.250%(1)(4)	80	86
Wells Fargo & Co. 6.850% (4)	575	593
		10,357

Health Care—5.2%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	455	412
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	260	214
144A 4.750%, 2/15/31(1)	160	124
CVS Health Corp. 6.750%, 12/10/54	80	78
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	250	265
LifePoint Health, Inc.
144A 4.375%, 2/15/27(1)	285	273
144A 9.875%, 8/15/30(1)	260	280
144A 10.000%, 6/1/32(1)	155	158
Medline Borrower LP
144A 6.250%, 4/1/29(1)	100	101
144A 5.250%, 10/1/29(1)	565	545
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	120	119
Par Pharmaceutical, Inc. 7.500%, 4/1/27(6)	256	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	260	253
		2,822

Industrials—10.6%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	60	60

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	$ 360	$ 355
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	295
Cimpress plc 144A 7.375%, 9/15/32(1)	270	268
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	415	402
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	275	281
144A 7.000%, 6/15/32(1)	50	51
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	275	280
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	425
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	640	541
Icahn Enterprises LP
6.250%, 5/15/26	54	54
5.250%, 5/15/27	280	265
144A 10.000%, 11/15/29(1)	140	140
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	409
Regal Rexnord Corp. 6.400%, 4/15/33	146	151
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	419
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	305
144A 6.625%, 3/1/32(1)	205	207
United Rentals North America, Inc. 3.750%, 1/15/32	404	354
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	547	550
		5,812

Information Technology—3.3%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	352	369
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	130	129
144A 6.500%, 10/15/28(1)	340	337
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	170	174
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	35	35
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	230	238
Viasat, Inc. 144A 5.625%, 9/15/25(1)	535	530
		1,812

Materials—8.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	341
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	605	595
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	620	611
	Par Value	Value

Materials—continued
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	$ 400	$ 405
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	355	375
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	460
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	248
Sealed Air Corp. 144A 6.500%, 7/15/32(1)	125	125
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	345	352
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	395	394
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	246
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	278	256
		4,408

Real Estate—0.1%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	65	65
Utilities—5.9%
AES Corp. (The) 7.600%, 1/15/55	250	257
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	301
American Electric Power Co., Inc. 6.950%, 12/15/54	530	547
Dominion Energy, Inc. 6.625%, 5/15/55	100	102
Entergy Corp. 7.125%, 12/1/54	270	275
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	302
144A 5.875%, 4/1/29(1)	175	160
Lightning Power LLC 144A 7.250%, 8/15/32(1)	20	20
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	61
144A 8.375%, 2/15/32(1)	355	358
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	253
Vistra Corp. 144A 8.000% (1)(4)	278	284
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	275	281
		3,201

Total Corporate Bonds and Notes (Identified Cost $52,146)		51,392

Leveraged Loans—1.7%
Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.723%, 2/12/26(7)	300	272

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Health Care—0.0%
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(6)(7)	$ 18	$ 5
Information Technology—0.3%
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.262%) 11.847%, 3/2/29(7)	175	154
Manufacturing—0.3%
Arcline FM Holdings LLC 2024 (3-6 month Term SOFR + 4.500%) 9.054%, 6/23/28(7)	146	146
Metals / Minerals—0.6%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 8.851%, 7/31/26(7)	360	359
Total Leveraged Loans (Identified Cost $974)		936

	Shares
Preferred Stock—0.4%
Financials—0.4%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(8)	248
Total Preferred Stock (Identified Cost $250)		248

Common Stocks—0.2%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(6)(9)	116	—
MYT Holding LLC Class B(6)(9)	33,144	7
		7

Energy—0.1%
Talos Energy, Inc.(9)	2,973	29
Health Care—0.1%
Endo GUC Trust Class A(6)(9)	3,813	—
Endo, Inc.(9)	2,541	60
Envision Healthcare Corp.(6)(9)	720	8
Lannett Co., Inc.(6)(9)	2,911	—
		68

Total Common Stocks (Identified Cost $252)		104

Total Long-Term Investments—96.4% (Identified Cost $53,622)		52,680

	Shares	Value

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (10)(11)	535,005	$ 535
Total Securities Lending Collateral (Identified Cost $535)		535

TOTAL INVESTMENTS—97.4% (Identified Cost $54,157)		$53,215
Other assets and liabilities, net—2.6%		1,412
NET ASSETS—100.0%		$54,627

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $43,809 or 80.2% of net assets.
(2)	All or a portion of security is on loan.
(3)	Security in default; no interest payments are being received.
(4)	No contractual maturity date.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Country Weightings†
United States	82%
Canada	6
United Kingdom	2
Australia	2
Luxembourg	2
Jersey	1
Panama	1
Other	4
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$51,392	$—	$51,392	$—(1)
Leveraged Loans	936	—	931	5
Equity Securities:
Preferred Stock	248	—	248	—
Common Stocks	104	89	—	15(1)
Securities Lending Collateral	535	535	—	—
Total Investments	$53,215	$624	$52,571	$20

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $8 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $2 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.